Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
November 30, 2025
TRN-NPRT3-0126
1.810722.121
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 0.6%
Industrials - 0.6%
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd	18,700	1,357,688
TFI International Inc	17,700	1,551,703

TOTAL CANADA		2,909,391
GERMANY - 0.3%
Industrials - 0.3%
Air Freight & Logistics - 0.3%
Deutsche Post AG	24,200	1,259,473
PANAMA - 0.6%
Industrials - 0.6%
Passenger Airlines - 0.6%
Copa Holdings SA Class A	22,421	2,730,878
UNITED STATES - 97.4%
Consumer Discretionary - 0.7%
Broadline Retail - 0.4%
Amazon.com Inc (a)	7,590	1,770,140
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (a)	11,570	1,353,574
TOTAL CONSUMER DISCRETIONARY		3,123,714

Industrials - 96.7%
Air Freight & Logistics - 18.3%
CH Robinson Worldwide Inc	93,861	14,911,697
Expeditors International of Washington Inc	31,266	4,592,975
FedEx Corp	82,609	22,773,649
GXO Logistics Inc (a)(b)	78,302	3,973,043
Hub Group Inc Class A	41,576	1,603,586
United Parcel Service Inc Class B	392,526	37,600,067
		85,455,017
Ground Transportation - 55.6%
CSX Corp	622,401	22,008,099
JB Hunt Transport Services Inc	789	137,254
Knight-Swift Transportation Holdings Inc	180,669	8,274,640
Norfolk Southern Corp	78,250	22,856,043
Old Dominion Freight Line Inc	161,693	21,875,446
RXO Inc (a)(b)	75,160	993,615
Saia Inc (a)(b)	21,677	6,103,376
Schneider National Inc Class B	154,225	3,487,027
Uber Technologies Inc (a)	931,866	81,575,551
Union Pacific Corp	318,135	73,753,237
Werner Enterprises Inc (b)	87,050	2,224,998
XPO Inc (a)(b)	110,065	15,635,834
		258,925,120
Machinery - 0.4%
Westinghouse Air Brake Technologies Corp	9,060	1,889,463
Marine Transportation - 1.6%
Kirby Corp (a)	58,946	6,691,550
Matson Inc	8,623	939,734
		7,631,284
Passenger Airlines - 20.8%
Alaska Air Group Inc (a)	195,243	8,368,115
American Airlines Group Inc (a)(b)	68,100	956,805
Delta Air Lines Inc	611,376	39,189,202
Joby Aviation Inc Class A (a)(b)	203,400	2,935,062
SkyWest Inc (a)	64,924	6,591,084
Southwest Airlines Co	350,025	12,184,370
Sun Country Airlines Holdings Inc (a)	277,994	3,808,518
United Airlines Holdings Inc (a)	224,658	22,906,130
		96,939,286
TOTAL INDUSTRIALS		450,840,170

TOTAL UNITED STATES		453,963,884
TOTAL COMMON STOCKS (Cost $257,343,002)		460,863,626

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	3,271,369	3,272,023
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	12,823,333	12,824,616
TOTAL MONEY MARKET FUNDS (Cost $16,096,639)			16,096,639

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $273,439,641)	476,960,265
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(10,896,616)
NET ASSETS - 100.0%	466,063,649

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,919,759.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,768,701	48,025,841	56,522,528	89,377	9	-	3,272,023	3,271,369	0.0%
Fidelity Securities Lending Cash Central Fund	13,253,897	103,035,578	103,464,870	13,151	11	-	12,824,616	12,823,333	0.0%
Total	25,022,598	151,061,419	159,987,398	102,528	20	-	16,096,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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